Non-controlling interests	12 Months Ended
Dec. 31, 2020
Non-controlling interests
Non-controlling interests
21.	Non-controlling interests

Non-controlling interests
RMB
Balance as of December 31, 2018	(51,022)
Net loss attributable to non-controlling interests	(30,399)

Acquisition of additional equity interests in subsidiaries	(16,400)
Dilution on non-controlling interests due to the Company’s contribution to its subsidiary	97,875
Capital contribution from non-controlling interests shareholders	107,950
Non-controlling interests arising from the acquisition of Shan Shan Outlets(Note 3)	314,537

Balance as of December 31, 2019	422,541

Net income attributable to non-controlling interests	12,399
Acquisition of additional equity interests in a subsidiary	(19,853)
Dividend distribution to non-controlling interests holders	(12,496)
Disposal of a subsidiary	(2,463)
Dilution on non-controlling interests due to the Company’s contribution to its subsidiary	(703)
Capital contribution from non-controlling interests shareholders (i)	141,983
Non-controlling interests arising from the acquisition of Ningbo Shanjing and Guiyang Shan Shan (Note 3)	346,647

Balance as of December 31, 2020	888,055

(i)
During year ended December 31, 2020, a total capital contribution of RMB 122,613 are received from the non-controlling shareholders of Chongqing Weiao Commercial Management Co., Ltd (“Chongqing Weiao”), Hengyang Shan Shan and Shenyang Shan Shan Outlets Shopping Mall Co., Ltd. (“Shenyang Shan Shan”).

The
non-controlling
interests shareholders of Hengyang Shan Shan converted it’s receivables due from the Group of RMB62,518 as capital contribution. The contribution is recorded as a credit of RMB19,370 based on the book value of the non-controlling
interests and the excess of RMB43,148 is recorded to additional paid-in
capital.
The schedule below discloses the effect of changes in the Company’s ownership interests in subsidiaries on the Company’s equity:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net income attributable to Vipshop Holdings Limited’s shareholders	2,128,787	4,016,832	5,906,957
Transfers from (to) the non-controlling interests:
Decrease in the Company’s additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries	(5,935)	(10,497)	(21,314)
Increase (decrease) in the Company’s additional paid-in capital in relation to contribution to its subsidiary	—	(97,875)	703
Capital contributions from non-controlling interests	—	—	43,148
Net transfers from (to) non-controlling interests	(5,935)	(108,372)	22,537

Changes from net income attributable to Vipshop Holdings Limited’s shareholders and transfers from (to) non-controlling interests	2,122,852	3,908,460	5,929,494